RELATED PARTIES - Disclosure of compensation for key management personnel (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Salaries and benefits	$ 6,252	$ 6,527
Post-employment benefits	1,672	1,827
Share-based compensation expense	5,011	4,963
Key management personnel compensation	$ 12,935	$ 13,317